Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Net Estimated Useful Lives (Details)	Dec. 31, 2024
Buildings [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Properties Held for Lease [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Minimum [Member] | Furniture, office equipment [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Furniture, office equipment [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives [Line Items]
Estimated useful lives	4 years